Stock-Based Compensation (Employee Common Share Purchase Plan and Common Shareholders Dividend Reinvestment and Share Purchase Plan) (Narrative) (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / mo shares	Dec. 31, 2024 USD ($) $ / mo shares	Dec. 31, 2023 CAD ($)
Employee Common Share Purchase Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Common Share Purchase Plan, Description	Eligible employees can participate in the ECSPP. As of December 31, 2024, the plan allows employees to make cash contributions of a minimum of $25 per month to a maximum of $20,000 CAD or $15,000 USD per year for the purpose of purchasing common shares of Emera. The Company also contributes 20 per cent of the employees’ contributions to the plan. The plan allows reinvestment of dividends for all participants except for where prohibited by law.	Eligible employees can participate in the ECSPP. As of December 31, 2024, the plan allows employees to make cash contributions of a minimum of $25 per month to a maximum of $20,000 CAD or $15,000 USD per year for the purpose of purchasing common shares of Emera. The Company also contributes 20 per cent of the employees’ contributions to the plan. The plan allows reinvestment of dividends for all participants except for where prohibited by law.
Defined Contribution Plan, Minimum Annual Contributions Per Employee, Amount | $ / mo	25	25
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 20,000	$ 15,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	20.00%	20.00%
Compensation cost for shares issued | $	$ 4,000,000		$ 3,000,000
Dividend Reinvestment Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Common Share Purchase Plan, Description	The Company also has a Common Shareholders DRIP, which provides an opportunity for shareholders residing in Canada to reinvest dividends and purchase common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares purchased with the reinvestment of cash dividends. The discount was 2 per cent in 2024.	The Company also has a Common Shareholders DRIP, which provides an opportunity for shareholders residing in Canada to reinvest dividends and purchase common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares purchased with the reinvestment of cash dividends. The discount was 2 per cent in 2024.
Maximum aggregate number of common shares reserved for issuance | shares	7	7
Discount from Market Price, Purchase Date	2.00%	2.00%
Dividend Reinvestment Plan | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Discount from Market Price, Purchase Date	5.00%	5.00%